Note 25 - Current allowances and provisions (Tables)	12 Months Ended
Dec. 31, 2024
Note 25 - Current allowances and provisions
Disclosure of detailed information about current allowances and provisions deducted from assets [text block]
Year ended December 31, 2024	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(49,046)	(3,439)	(209,110)
Translation differences	194	324	897
Changes due to business combinations (*)	(1,151)	-	(3,676)
(Additional) / reversal allowances	1,095	(546)	(41,240)
Used and other movements	783	567	49,955
At December 31, 2024	(48,125)	(3,094)	(203,174)

(*) For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

Year ended December 31, 2023	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(45,495)	(3,479)	(222,666)
Translation differences	(128)	(88)	(452)
Increase due to business combinations (**)	(899)	-	(9,179)
(Additional) allowances	(3,590)	(107)	(13,581)
Used	1,066	235	36,768
At December 31, 2023	(49,046)	(3,439)	(209,110)

(**) For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.

Disclosure of detailed information about current allowances and provisions from liabilities [text block]
Year ended December 31, 2024	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	19,940	16,019	35,959
Translation differences	(1,301)	(18,978)	(20,279)
Changes due to business combinations (**)	-	722	722
Additional provisions	21,296	106,198	127,494
Reclassifications	-	9,839	9,839
Used	(23,564)	(10,827)	(34,391)
At December 31, 2024	16,371	102,973	119,344

Year ended December 31, 2023	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	3,186	7,999	11,185
Translation differences	285	(208)	77
Increase due to business combinations (**)	-	5,317	5,317
Additional provisions	30,057	6,941	36,998
Reclassifications	-	164	164
Used	(13,588)	(4,194)	(17,782)
At December 31, 2023	19,940	16,019	35,959

(*) Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.

For the year 2024, includes $89.4 million related the ongoing litigation related to the acquisition of participation in Usiminas. For more information see note 27 (i).

(**) For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.